Equity (Details) - Schedule of the changes in the restricted shares related to ordinary shares granted - $ / shares		12 Months Ended
	Apr. 04, 2018	Dec. 31, 2018
Schedule of the changes in the restricted shares related to ordinary shares granted [Abstract]
Number of restricted shares		1,308
Weighted average granted date fair value		$ 7.90
Number of restricted shares granted		370,525
Weighted average granted date fair value granted		$ 0.85
Number of restricted shares vested		(370,683)
Weighted average granted date fair value vested		$ 0.85
Number of restricted shares forfeited	(1,150)	(1,150)
Weighted average granted date fair value forfeited		$ 7.90
Number of restricted shares
Weighted average granted date fair value